CONSOLIDATED STATEMENT OF CASH FLOW - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of cash receipts from operating activities:
Proceeds from goods sold and services rendered	$ 2,330,736,906	$ 2,398,342,913	$ 2,063,846,199
Other proceeds from operating activities	28,546,743	34,857,922	211,980,184
Classes of cash payments from operating activities:
Payments of operating activities	(1,469,361,333)	(1,548,279,410)	(1,308,662,407)
Payments of salaries	(248,429,890)	(240,710,775)	(202,182,968)
Other payments for operating activities	(312,075,275)	(302,964,849)	(282,794,912)
Cash flow from (used in) operations	329,417,151	341,245,801	482,186,096
Dividends received	656,445	428,681	374,208
Interest paid	(21,975,481)	(24,943,412)	(17,691,156)
Interest received	2,106,264	13,053,176	13,627,809
Income tax paid	(43,031,710)	(93,733,867)	(35,068,401)
Other cash movements	13,496,844	6,269,666	(14,115,425)
Net cash inflow from operating activities	280,669,513	242,320,045	429,313,131
Cash flows from investing activities
Cash flows used to obtain control of subsidiaries or other businesses	(1,028,076)	(8,652,268)	(5,819,495)
Cash receipts from related entities	29,702	0	0
Proceeds from the sale of interests in joint ventures	1,273,947	1,240,461	0
Other payments to acquire interests in joint ventures	(19,287,372)	(13,549,638)	(59,505,559)
Proceeds from sales of property, plan and equipment	392,213	6,049,705	1,064,516
Purchase of property, plant and equipment	(117,013,658)	(134,668,653)	(128,366,525)
Purchases of intangibles assets	(5,773,071)	(5,819,196)	(3,073,897)
Proceeds from other long term assets classified as investing activities	0	11,200,000	0
Other cash movements	861,168	13,863	(3,301,141)
Net cash (outflow) from investing activities	(140,545,147)	(144,185,726)	(199,002,101)
Cash flows from financing activities
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control	(86,912)	0	(49,222,782)
Proceeds from long-term loans and bonds	196,786,489	25,641,701	91,326,177
Proceeds from short-term loans and bonds	72,550,018	25,347,785	92,681,410
Total proceeds from loans and bonds	269,336,507	50,989,486	184,007,587
Loan form related entities	10,000	0	0
Loan and bonds payments	(95,956,307)	(27,049,506)	(112,665,293)
Payments of lease liabilities	(6,857,420)	(6,416,902)	(1,077,462)
Payments of loan from related parties	(10,000)	0	0
Dividends paid	(102,135,646)	(218,035,429)	(74,825,181)
Other cash movements	449,333	1,092,190	819,269
Net cash (outflow) from financing activities	64,749,555	(199,420,161)	(52,963,862)
Net (decrease) increase in cash and cash equivalents	204,873,921	(101,285,842)	177,347,168
Effects of exchange rate changes on cash and cash equivalents	(4,854,129)	(21,358,984)	(28,377,720)
Increase (decrease) in cash and cash equivalents	200,019,792	(122,644,826)	148,969,448
Cash and cash equivalents at beginning of the year	196,369,224	319,014,050	170,044,602
Cash and cash equivalents at end of the year	$ 396,389,016	$ 196,369,224	$ 319,014,050